Segment and geographic information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Segment and geographic information
Number of reportable segments of the group	2
Segment and geographic information
Revenue	$ 50,788,149	$ 42,280,424	$ 48,411,570
Less: sales tax and related taxes	2,434,462	2,072,190	3,014,529
Net revenue	48,353,687	40,208,234	45,397,041
Less: cost of services	13,264,217	9,998,390	7,687,558
Gross profit	35,089,470	30,209,844	37,709,483
Online Business
Segment and geographic information
Revenue	37,670,793	34,091,925	43,115,126
Less: sales tax and related taxes	2,340,641	1,922,430	2,784,348
Net revenue	35,330,152	32,169,495	40,330,778
Less: cost of services	7,643,598	6,949,772	6,035,323
Gross profit	27,686,554	25,219,723	34,295,455
Offline Business
Segment and geographic information
Revenue	13,117,356	8,188,499	5,296,444
Less: sales tax and related taxes	93,821	149,760	230,181
Net revenue	13,023,535	8,038,739	5,066,263
Less: cost of services	5,620,619	3,048,618	1,652,235
Gross profit	$ 7,402,916	$ 4,990,121	$ 3,414,028